BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of preparation
Basis of preparation

These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The accounting policies set out below have been applied consistently to all periods in these consolidated financial statements, except for accounting policy that changed as a result of adopting the requirements of Accounting Standards Updates ("ASU") 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendments ("Topic 326"), effective January 1, 2020.

Principles of consolidation
Principles of consolidation

A variable interest entity (“VIE”) is defined by the accounting standard as a legal entity where either (a) equity interest holders, as a group, lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities that most significantly impact the entity’s economic performance, and (b) the obligation to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

These consolidated financial statements include the financial statements of the entities listed in notes 4 and 5.

Investments in entities in which we directly or indirectly hold more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities in which we are deemed to be the primary beneficiary. All intercompany balances and transactions are eliminated. The non-controlling interests of the above mentioned subsidiaries are included in the consolidated balance sheets and consolidated statements of operations as “Non-controlling interests”.

Foreign currencies
Foreign currencies

We and our subsidiaries’ functional currency is the U.S. dollar as the majority of the revenues are received in U.S. dollars and a majority of our expenditures are incurred in U.S. dollars. Our reporting currency is U.S. dollars.

Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction and translation gains or losses are included in the statements of operations.

Leases accounting versus revenue accounting
Lease accounting versus revenue accounting

Contracts relating to our LNG carriers and FSRUs can take the form of operating leases, sales-type leases, direct financing leases and operating and services agreements. Although the substance of these contracts are similar, the accounting treatment varies. We outline our policies for determining the appropriate U.S. GAAP treatment below.

To determine whether a contract conveys a lease agreement for a period of time, we assess whether, throughout the period of use, the customer has both of the following:

•the right to obtain substantially all of the economic benefits from the use of the identified asset; and
•the right to direct the use of that identified asset.

If a contract relating to an asset fails to give the customer both of the above rights, we account for the agreement as a revenue contract. A contract relating to an asset will generally be accounted for as a revenue contract if the customer does not contract for substantially all of the capacity of the asset (i.e. another third party could contract for a meaningful amount of the asset capacity).
Where we provide services unrelated to an asset contract, we account for the services as a revenue contract.

Lease accounting

When a contract is designated as a lease, we make an assessment on whether the contract is an operating lease, sales-type lease, or direct financing lease. An agreement will be a sales-type lease if any of the following conditions are met:

•ownership of the asset is transferred at the end of the lease term;
•the contract contains an option to purchase the asset which is reasonably certain to be exercised;
•the lease term is for a major part of the remaining useful life of the contract, although contracts entered into the last 25% of the asset’s useful life are not subject to this criterion;
•the discounted value of the fixed payments under the lease represent substantially all of the fair value of the asset; or
•the asset is heavily customized such that it could not be used for another charter at the end of the term.
Lessor accounting
Lessor accounting

In making the classification assessment, we estimate the residual value of the underlying asset at the end of the lease term with reference to broker valuations. None of our lease contracts contain residual value guarantees, and any purchase options are disclosed in note 9. Agreements with renewal and termination options in the control of the lessee are included together with the non-cancellable contract period in the lease term when “reasonably certain” to be exercised or if controlled by the lessor. The determination of reasonably certain depends on whether the lessee has an economic incentive to exercise the option. Generally, lease accounting commences when the asset is made available to the customer, however, where the contract contains specific customer acceptance testing conditions, lease accounting will not commence until the asset has successfully passed the acceptance test. We assess a lease under the modification guidance when there is change to the terms and conditions of the contract that results in a change in the scope or the consideration of the lease.

Costs directly associated with the execution of the lease or costs incurred after lease inception or the execution of the contract but prior to the commencement of the lease that directly relate to preparing the asset for the lease (i.e. bunker costs), are capitalized and amortized to the consolidated statements of operations over the lease term. We also defer upfront revenue payments (i.e. repositioning fees) to the consolidated balance sheets and amortize to the consolidated statements of operations over the lease term.

Time charter operating leases

Revenues include fixed minimum lease payments under time charters and fees for repositioning vessels. Revenues generated from time charters, which we classify as operating leases, are recorded over the term of the charter on a straight-line basis as service is provided and is included in "Time charter revenues" in our consolidated statement of operations. Variable revenue is accounted for as incurred in the relevant period. Fixed revenue includes fixed payments (including in-substance fixed payments that are unavoidable) and variable payments based on a rate or index. However, we do not recognize revenue if a charter has not been contractually committed to by a customer and us, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. For our operating leases, we have elected the practical expedient to combine our service revenue and operating lease income as the timing and pattern of transfer of the components are the same.

Repositioning fees (included in "Time charter revenues") received in respect of time charters are recognized at the end of the charter when the fee becomes fixed and determinable. However, where there is a fixed amount specified in the charter, which is not dependent upon redelivery location, the fee will be recognized evenly over the term of the charter.

Time charter sales-type leases

On inception of a sales-type lease for which we are lessor, we de-recognize the related asset and record "Net investment in leased vessel” on our consolidated balance sheets. The net investment in leased vessel represents the fixed payments due from the lessee, discounted at the rate implicit in the lease. We allocate sales-type lease income to the consolidated statements of operations in the "Interest income” line item to reflect a constant periodic rate of return on our sales-type lease investment.

For sales-type leases, non-lease revenue and operating and service agreements in connection with the time charters are recorded over the term of the charter as the service is provided. The transaction price is based on the standalone selling price for the service.
Amounts are presented net of allowances for credit losses, which are assessed at the individual lease level, reflecting the risk profile for each vessel unique to each project. The allowance is calculated by multiplying the balance exposed on default by the probability of default and loss given default over the term of the lease. The exposure at default is calculated net of the vessel collateral that is returned on default. As forecasts for counterparty probability of default and loss given default are not readily available or supportable for the life of the applicable instrument, annualized rates have been applied based on a 5-year period forecast. A probability weighting has been applied to each period of default over the remaining instrument life.

Lessor expense recognition

Initial direct costs (those directly related to the negotiation and consummation of the lease) are deferred and allocated to earnings over the lease term.

Under our time charters, the majority of voyage expenses are paid by our customers. Voyage related expenses, principally fuel, may also be incurred when positioning or repositioning the vessel before or after the period of time charter and during periods when the vessel is not under charter or is off-hire, for example when the vessel is undergoing repairs. These expenses are recognized as incurred.

Vessel operating expenses, which are recognized when incurred, include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses and third party management fees.

Use of estimates
Use of estimates

The preparation of financial statements requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual or scrap value, charter rates, ship operating expenses, and drydocking requirements.
Investment in affiliate
Investment in affiliate
Affiliates are entities over which we generally have between 20% and 50% of the voting rights, or over which we have significant influence, but over which we do not exercise control or have the power to control the financial and operational policies. Investments in these entities are accounted for by the equity method of accounting. Affiliates are also entities in which we hold a majority ownership interest, but we do not control, due to other parties' participating rights. Under the equity method of accounting, we record our investment in the affiliate at cost, and adjust the carrying amount for our share of the earnings or losses of the affiliate subsequent to the date of the investment and report the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The excess, if any, of the purchase price over book value of our investments in equity method affiliates, or basis difference, is included in the consolidated balance sheets as "Investment in affiliate". We allocate the basis difference across the assets and liabilities of the affiliate, with the residual assigned to goodwill. The basis difference will then be amortized through the consolidated statements of operations as part of the equity method of accounting. When our share of losses in an affiliate equals or exceeds the value of our interest, we do not recognize further losses, unless we have incurred obligations or made payments on behalf of the affiliate.

We recognize gains and losses in earnings based on the economic results allocated based on a contractual agreement, net of interest, tax and basis difference amortization.

Guarantees
Guarantees
Guarantees issued by us, excluding those that are guaranteeing our own performance, are recognized at fair value at the time that the guarantees are issued, and reported in “Other current liabilities” and "Other non-current liabilities". A liability is recognized in " investment in affiliate" for an amount corresponding to the fair value of the obligation undertaken in issuing the guarantee. If it becomes probable that we will have to perform under a guarantee, we will recognize an additional liability if (and when) the amount of the loss can be reasonably estimated. The recognition of fair value is not required for certain guarantees such as the parent's guarantee of a subsidiary's debt to a third party. For those guarantees excluded from the above guidance requiring recognition of the liability for its fair value, financial statement disclosures of such items are made. Financial guarantees are assessed for credit losses, and any allowance is presented as a liability for off-balance sheet credit exposures where the balance exceeds the collateral provided over the remaining instrument life. The allowance is assessed at the individual guarantee level, calculated by multiplying the balance exposed on default by the probability of default and loss given default over the term of the guarantee.

Business combinations
Business combinations

When the assets acquired and liabilities assumed constitute a business, then the acquisition is a business combination. If substantially all of the fair value of the gross asset acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the asset is not considered a business. Business combinations are accounted for under the acquisition method. On acquisition, the identifiable assets, liabilities and contingent liabilities are measured at their fair values at the date of acquisition. Any excess of the cost of acquisition over the fair values of the identifiable net assets acquired is recognized as goodwill. In instances where the cost of acquisition is lower than the fair values of the identifiable net assets acquired (i.e. bargain purchase), the difference is credited to the statement of operations in the period of acquisition. The consideration transferred for an acquisition is measured at fair value of the consideration given. Acquisition related costs are expensed as incurred. The results of operations of acquired businesses are included from the date of acquisition.
If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, we will recognize a measurement-period adjustment during the period in which we determine the amount of the adjustment, including the effect on earnings of any amounts we would have recorded in previous periods if the accounting had been completed at the acquisition date.
Income taxes
Income taxes

Income taxes are based on a separate return basis. The guidance on income taxes prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Penalties and interest related to uncertain tax positions are recognized in “Income taxes” in our consolidated statements of operations.

Deferred tax assets and liabilities are recognized principally for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Realization of the deferred income tax asset is dependent on generating sufficient taxable income in future years.
We use a two-step approach for recognizing and measuring tax benefits taken or expected to be taken in a tax return regarding uncertainties in income tax positions. The first step is recognition: we determine whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The second step is measurement: a tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.
Cash and cash equivalents
Cash and cash equivalents

We consider all demand and time deposits and highly liquid investments with original maturities of three months or less to be equivalent to cash. Amounts are presented net of allowances for credit losses, which are assessed based on consideration of whether the balances have short-term maturities and whether the counterparty has an investment grade credit rating, limiting any credit exposure.

Restricted cash and short-term deposits
Restricted cash and short-term deposits

Restricted cash and short-term deposits consist of bank deposits, which may only be used to settle certain pre-arranged loan or lease payments, other claims which requires us to restrict cash, performance bonds related to charters, cash collateral required for certain swaps, and cash held by the VIE. We consider all short-term deposits as held to maturity. These deposits are carried at amortized cost. We place our short-term deposits primarily in fixed term deposits with high credit quality financial institutions. Amounts are presented net of allowances for credit losses, which are assessed based on consideration of whether the balances have short-term maturities and whether the counterparty has an investment grade credit rating, reducing any credit exposure.

Trade accounts receivable
Trade accounts receivable

Trade receivables are presented net of allowances for expected credit losses. At each balance sheet date, all potentially uncollectible accounts are assessed individually for the purposes of determining the appropriate allowance for expected credit loss. The expected credit loss allowance is calculated using a loss rate applied against an aging matrix, with assets pooled based on the vessel type that generated the underlying revenue (LNG carrier or FSRU), which reflects similar credit risk characteristics.

Our trade receivables have short maturities so we have considered that forecasted changes to economic conditions will have an insignificant effect on the estimate of the allowance, except in extraordinary circumstances.

Allowance for credit losses
Allowance for credit losses

Financial assets recorded at amortized cost and off-balance sheet credit exposures not accounted for as insurance (including financial guarantees) reflect an allowance for current expected credit losses ("credit losses") over the lifetime of the instrument. The allowance for credit losses reflects a deduction to the net amount expected to be collected on the financial asset. Amounts are written off against the allowance when management believes the uncollectability of a balance is confirmed or certain. Expected recoveries will not exceed the aggregate of amounts previously written-off or current credit loss allowance by financial asset category. We estimate expected credit losses based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. We have elected to calculate expected credit losses on the combined balance of both the amortized cost and accrued interest from the unpaid principal balance. Specific calculation of our credit allowances are included in the respective accounting policies included herein; all other financial assets are assessed on an individual basis calculated using the method we consider most appropriate for each asset.

Inventories
Inventories

Inventories, which are comprised principally of fuel, lubricating oils and vessel spares, are stated at the lower of cost or market value. Cost is determined on a first-in, first-out basis.

Vessels and equipment
Vessels and equipment

Vessels are stated at cost less accumulated depreciation. The cost of vessels less the estimated residual value is depreciated on a straight-line basis over the assets’ remaining useful economic lives. Management estimates the residual values of our vessels based on a scrap value cost of steel and aluminum times the weight of the vessel noted in lightweight tons. Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons.

The cost of building mooring equipment is capitalized and depreciated over the initial lease term of the related charter.

Refurbishment costs incurred during the period are capitalized as part of vessels and depreciated over the vessels’ remaining useful economic lives. Refurbishment costs are costs that appreciably increase the capacity, or improve the efficiency or safety of vessels and equipment.

Drydocking expenditures are capitalized when incurred and amortized over the period until the next anticipated drydocking, which is generally every five years. For vessels that are newly built or acquired, we have adopted the “built-in overhaul” method of accounting. The built-in overhaul method is based on the segregation of vessel costs into those that should be depreciated over the useful life of the vessel and those that require drydocking at periodic intervals to reflect the different useful lives of the components of the assets. The estimated cost of the drydocking component is amortized until the date of the first drydocking following acquisition, upon which the cost is capitalized and the process is repeated. When a vessel is disposed, any unamortized drydocking expenditure is charged against income in the period of disposal.

Useful lives applied in depreciation are as follows:

Vessels (excluding converted FSRUs)	40 years
Vessels - converted FSRUs	20 years from conversion date
Drydocking expenditure	5 years
Mooring equipment	11 years

Vessel under finance lease
Vessel under finance lease

We lease one vessel under an agreement that has been accounted for as a finance lease. Obligations under finance lease are carried at the present value of future minimum lease payments, and the asset balance is amortized on a straight-line basis over the remaining economic useful life of the vessel. Interest expense is calculated at a constant rate over the term of the lease.

Depreciation of the vessel under finance lease is included within depreciation and amortization expense in the statement of operations. The vessel under finance lease is depreciated on a straight-line basis over the vessel’s remaining useful economic life, based on a useful life of 40 years. Refurbishment costs and drydocking expenditures incurred in respect of the vessel under finance lease is accounted for consistently as that of an owned vessel.

Our finance lease is ‘funded’ via long term cash deposits which closely match the lease liability. Future changes in the lease liability arising from interest rate changes are only partially offset by changes in interest income on the cash deposits, and where differences arise, this is funded by, or released to, available working capital.

Income derived from the sale of subsequently leased assets is deferred and amortized in proportion to the amortization of the leased assets (see note 22). Amortization of deferred income is offset against depreciation and amortization expense in the statement of operations.

Intangible assets	Intangible assetsIntangible assets pertain to customer related and contract based assets representing primarily long-term time charter party agreements acquired in connection with the acquisition of certain businesses from Golar (business combinations). Intangible assets identified are recorded at fair value. Fair value is determined by reference to the discounted amount of expected future cash flows. These intangible assets are amortized over the term of the time charter party agreement and the amortization expense is included in the statement of operations in the depreciation and amortization line item. Impairment testing is performed when events or changes in circumstances indicate that the carrying amount of the intangible asset may not be recoverable.
Impairment of long-lived assets
Impairment of long-lived assets

We continually monitor events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows and estimates in respect of residual scrap value. Management performs an annual impairment assessment and when such events or changes in circumstances are present, we assess the recoverability of long-term assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, an impairment loss shall be measured as the amount by which the carrying amount of a long-lived asset (asset group) exceeds its fair value.

During the year ended December 31, 2020, following the novel coronavirus ("COVID-19") outbreak and its impact on our operations, we considered whether indicators of impairment existed that could indicate that the carrying amounts of the vessels may not be recoverable or whether changes in circumstances had occurred to warrant a change in the assumptions. We performed a recoverability test and concluded no impairment should be recognized on our vessels as of December 31, 2020.

Deferred charges
Deferred charges

Costs associated with long-term financing, including debt arrangement fees, are deferred and amortized over the term of the relevant loan under the effective interest method. Amortization of debt issuance cost is included in "Interest expense". These costs are presented as a deduction from the corresponding liability, consistent with debt discounts.

Provisions	ProvisionsIn the ordinary course of business, we are subject to various claims, suits and complaints. Management, in consultation with internal and external advisers, will provide for a contingent loss in the financial statements if the contingency was present at the date of the financial statements and the likelihood of loss was probable and the amount can be reasonably estimated. If we have determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, we will provide the lower amount within the range.
Derivatives
Derivatives

We use derivatives to reduce market risks associated with our operations. We use interest rate swaps for the management of interest risk exposure. The interest rate swaps effectively convert a portion of our debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal.

We seek to reduce our exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts.

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative.

Where the fair value of a derivative instrument is a net liability, the derivative instrument is classified in “Other current liabilities” in the consolidated balance sheets. Where the fair value of a derivative instrument is a net asset, the derivative instrument is classified in “Other current assets” or “Other non-current assets” in the consolidated balance sheets depending on its maturity. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and qualifies for hedge accounting. For derivative instruments that are not designated i.e. economic hedges and/or those that do not qualify for hedge accounting purposes, the changes in fair value of the derivative instruments are recognized in earnings and recorded each period in current earnings in “Gains/(losses) on derivative instruments”.

Cash flows from derivative instruments that are accounted for as cash flow hedges are classified in the same category as the cash flows from the items being hedged. We have no existing interest rate swaps held for hedging.

Unit-based compensation
Unit-based compensation

We expense the fair value of unit options issued to employees over the period the options vest. We amortize unit-based compensation for awards on a straight-line basis over the period during which the employee is required to provide service in exchange for the reward - the requisite service (vesting) period. No compensation cost is recognized for unit options for which employees do not render the requisite service. The fair value of employee unit options is estimated using the Black-Scholes option-pricing model.

Fair value measurements
Fair value measurements

We account for fair value measurements in accordance with the accounting standards guidance using fair value to measure assets and liabilities. The guidance provides a single definition of fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.

Segment reporting
Segment reporting

A segment is a distinguishable component of the business that is engaged in business activities from which we earn revenues and incur expenses whose operating results are regularly reviewed by our Board of Directors, being the Chief Operating Decision Maker (CODM), and which are subject to risks and rewards that are different from those of other segments. We have identified three reportable industry segments: FSRUs, LNG carriers and FLNG.

Adoption of new accounting standards
Adoption of new accounting standards

In June 2016, the Financial Accounting Standards Board (the “FASB”) issued ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendments, including ASU 2018-19, ASU 2019-04 and ASU 2019-11: Codification Improvements to Topic 326 ‘‘Financial Instruments-Credit Losses”. Topic 326 replaces the incurred loss impairment methodology with a requirement to recognize lifetime expected credit losses (measured over the contractual life of the instrument) immediately, based on information about past events, current conditions and forecasts of future economic conditions. This will reflect the net amount expected to be collected from the financial asset and is referred to as the current expected credit losses, or "CECL", methodology, with measurement applicable to financial assets measured at amortized cost as well as off-balance sheet credit exposures not accounted for as insurance (including financial guarantees). Topic 326 also makes changes to the accounting for available-for-sale debt securities and purchased credit deteriorated financial assets, however, no such financial assets existed on date of adoption or in the reporting periods covered by these consolidated financial statements.

Using the modified retrospective method, reporting periods beginning from January 1, 2020 are presented under Topic 326 while comparative periods continue to be reported in accordance with previously applicable GAAP and have not been restated. The cumulative effect of adoption on January 1, 2020 resulted in recognition of an allowance for credit losses on our consolidated balance sheets of $0.5 million (of which $0.3 million reflects a reduction to line-item ‘Other current assets’ and $0.2 million represents a reduction to line-items ‘Current portion of investment in leased vessel, net’ and ‘Investment in leased vessel, net’), with an offset to total equity of $0.5 million.

In August 2018, the FASB issued ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this ASU remove some disclosure requirements relating to transfers between Level 1 and Level 2 of the fair value hierarchy and introduced new disclosure requirements for Level 3 measurements. We adopted the disclosure improvements prospectively on January 1, 2020, but this amendment has not had a material impact on our disclosure requirements as we do not have any transfers between Level 1 and Level 2 and we have no Level 3 measurements as of December 31, 2020.

In October 2018, the FASB issued ASU 2018-17 Consolidation (Topic 810) - Targeted Improvements to Related Party Guidance for Variable Interest Entities, effective January 1, 2020. The amendments in this ASU specify that for the purposes of determining whether a decision-making fee is a variable interest, a company is now required to consider indirect interests held through related parties under common control on a proportionate basis as opposed to as a direct investment. We are required to adopt the codification improvements retrospectively using a cumulative-effect method to retained earnings of the earliest period presented herein, but the amendment had no impact on historic consolidation assessments or retained earnings.

In March 2020, the FASB issued ASU 2020-03 Financial Instruments (Topic 825) - Codification Improvements. The amendments in this ASU propose seven clarifications to improve the understandability of existing guidance, including that fees between debtor and creditor and third-party costs directly related to exchanges or modifications of debt instruments include line-of-credit or revolving debt arrangements. We adopted the codification improvements that were effective on issuance from January 1, 2020 under the specified transition approach connected with each of the codification improvements. These amendments have not had a material impact on our consolidated financial statements or related disclosures, including retained earnings, as of January 1, 2020.
Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2019-12 Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.	The amendment removes certain exceptions previously available and provides some additional calculation rules to help simplify the accounting for income taxes.	January 1, 2021	No impacts are expected as a result of the adoption of this ASU.
ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. and ASU 2021-01 Reference Rate Reform (Topic 848): Scope.
The amendments provide temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The applicable expedients for us are in relation to modifications of contracts within the scope of Topic 310, Receivables, Topic 470, Debt, and Topic 842, Leases. This optional guidance may be applied prospectively from any date beginning March 12, 2020 and cannot be applied to modifications that occur after December 31, 2022.
		Under evaluation	Under evaluation
ASU 2020-06 Debt with equity and other options (Topic 470) and contracts in Entity’s Own Equity (Topic 815).
The amendments simplify the issuer’s accounting for convertible instruments and its application of the equity classification guidance. The new guidance eliminates some of the existing models for assessing convertible instruments, which results in more instruments being recognized as a single unit of account on the balance sheet and expands disclosure requirements. The new guidance simplifies the assessment of contracts in an entity’s own equity and existing EPS guidance in ASC 260. This optional guidance is effective on a modified retrospective basis on January 1, 2022.
		Under evaluation	No impacts are expected as a result of the adoption of this ASU.